FURNITURE & FIXTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
FURNITURE & FIXTURES

NOTE 5 – FURNITURE & FIXTURES

Furniture and fixtures are stated at cost, net of accumulated depreciation. Costs include all expenditures directly attributable to the acquisition, including shipping, installation, and setup costs.

Depreciation Method:

Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets.

Estimated Useful Lives:

Furniture and Fixtures: 5 to 7 years

Commencement of Depreciation:

Depreciation begins when the asset is placed into service and continues through the end of its estimated useful life or until it is disposed of or retired.

Review of Useful Lives and Residual Value:

The estimated useful lives and residual values of furniture and fixtures are reviewed at least annually. Adjustments are made prospectively if there are changes in the expected pattern of economic benefits.

Disposals and Retirements:

Upon disposal or retirement of furniture and fixtures, the asset cost and related accumulated depreciation are removed from the accounts. Any resulting gain or loss is recognized in the statement of operations.

Impairment:

Furniture and fixtures are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss is recognized if the asset’s carrying amount exceeds its estimated future cash flows.

The Company purchased furniture valued at $6,498 at the end of the fiscal year 2024. As the Company has not placed the furniture into service, there is no depreciation expense for the fiscal year ended December 31, 2024.

During the three months ended June 30, 2025, the Company purchased additional furniture with a cost of $7,581. As of June 30, 2025, the gross carrying amount of furniture was $14,079, with accumulated depreciation of $787, resulting in a net book value of $13,292.

NOTE 5 – FURNITURE & FIXTURES

Furniture and fixtures are stated at cost, net of accumulated depreciation. Costs include all expenditures directly attributable to the acquisition, including shipping, installation, and setup costs.

Depreciation Method:

Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets.

Estimated Useful Lives:

Furniture and Fixtures: 5 to 7 years

Commencement of Depreciation:

Depreciation begins when the asset is placed into service and continues through the end of its estimated useful life or until it is disposed of or retired.

Review of Useful Lives and Residual Value:

The estimated useful lives and residual values of furniture and fixtures are reviewed at least annually. Adjustments are made prospectively if there are changes in the expected pattern of economic benefits.

Disposals and Retirements:

Upon disposal or retirement of furniture and fixtures, the asset cost and related accumulated depreciation are removed from the accounts. Any resulting gain or loss is recognized in the statement of operations.

Impairment:

Furniture and fixtures are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss is recognized if the asset’s carrying amount exceeds its estimated future cash flows.

The Company purchased furniture valued at $6,498 at the end of the fiscal year 2024. As the Company has not placed the furniture into service, there is no depreciation expense for the fiscal year ended December 31, 2024.